24. SEGMENT INFORMATION (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total	R$ 5,220,102	R$ 4,908,079	R$ 5,019,398
BRAZIL [member]
Disclosure of operating segments [line items]
Goodwill	1,151,498	1,151,498
Trademarks	982,478	982,478
Total	2,133,976	2,133,976
International [member]
Disclosure of operating segments [line items]
Goodwill	1,784,079	1,562,104
Trademarks	345,260	339,784
Total	2,129,339	1,901,888
Total [Member]
Disclosure of operating segments [line items]
Goodwill	2,935,577	2,713,602
Trademarks	1,327,738	1,322,262
Total	R$ 4,263,315	R$ 4,035,864